Consolidated Statement of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Operating loss	$ (27,327)	$ (37,900)	$ (26,841)
Depreciation	2,365	1,740	1,426
Amortization of intangible assets	4,494	3,169	1,610
Impairment		44
Share-based compensation	665	867	1,222
Other non-cash transactions	421	(473)	(325)
Cash used in operations before working capital changes	(19,382)	(32,553)	(22,908)
Increase (-) / decrease (+) in inventories	(452)	(416)	413
Increase (-) in receivables	(1,683)	(5,122)	(1,383)
Increase (+) in payables	20	3,973	1,330
Net cash outflow from operating activities	(21,497)	(34,118)	(22,548)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(2,747)	(2,789)	(896)
Acquisition and generation of intangible assets	(2,272)	(1,374)
Acquisition of Genomic Prostate Score Business		(25,000)
Interests received	1,088	125	11
Net cash outflow from investing activities	(3,931)	(29,038)	(885)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of shares, net of transaction costs	39,599		68,566
Proceeds from loan obligation		34,291
Repayment of loan obligation and debt extinguishment costs	(1,659)	(10,805)
Amendment fee related to GPS Asset Purchase Agreement	(250)
Payment of lease liability	(1,610)	(1,358)	(1,057)
Payment of interest	(3,610)	(1,412)	(1,011)
Other financial expenses	(190)
Net cash inflow from financing activities	32,280	20,716	66,498
Net increase (+) / decrease (-) in cash and cash equivalents	6,852	(42,440)	43,065
Cash and cash equivalents at beginning of the financial year	15,503	58,498	15,953
Effect on exchange rate changes	25	(555)	(520)
Cash and cash equivalents at end of the financial year	$ 22,380	$ 15,503	$ 58,498